Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Standards Update and Change in Accounting Principle [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	For the Year Ended
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statement of Operations:
Change in fair value of warrant liabilities	$—	$363,299	$363,299
Net income (loss)	$(39,182)	$363,299	$324,117
Earnings (loss) per share:
Basic	$(0.38)	$3.49	$3.11
Earnings (loss) per share, diluted	$2.93	$(3.28)	$(0.35)
Weighted-average shares outstanding, diluted	110,696,489	1,874,471	112,570,960
	As of
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Balance Sheets:
Prepaid expenses and other current assets	$16,408	$4,282	$20,690
Total current assets	$608,086	$4,282	$612,368
Total assets	$650,807	$4,282	$655,089
Warrant liabilities	$—	$—	$—
Accrued expenses and other current liabilities	$1,982	$4,282	$6,264
Total current liabilities	$4,655	$4,282	$8,937
Total liabilities	$10,639	$4,282	$14,921
Common Stock	$17	$2	$19
Additional paid-in-capital	$728,299	$(363,301)	$364,998
Accumulated earnings	$(88,148)	$363,299	$275,151
Total equity (deficit)	$640,168	$—	$640,168
	As of
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statement of Stockholders’ Equity (Deficit):
Common Stock Par Value	$17	$2	$19
Additional paid-in-capital	$728,299	$(363,301)	$364,998
Accumulated earnings	$(88,148)	$363,299	$275,151
	For the Year Ended
	December 31, 2020
	As Reported	Restatement Impact	As Restated
Consolidated Statement of Cash Flow:
Net income (loss)	$(39,182)	$363,299	$324,117
Change in fair value of warrant liability	$—	$(363,299)	$(363,299)